Shareholders' equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Shareholders' equity	Shareholders' equity
In the context of the Consolidated Financial Statements, the accounts comprising equity (capital, capital reserve, income reserve, equity adjustments, among other) usually are not significant.
Therefore, the statements of changes in equity of this Consolidated financial information include only two items named equity attributed to controlling interests and noncontrolling interests.
17.1.Share Capital
Authorized capital
Share capital on December 31, 2023 and December 31, 2022 was R$1,443,108,000.00 and R$261,920,439.00, represented by 55,429,851 and 261,920,439 common shares, respectively, having no nominal value and there were no changes in the year ended at December 31, 2023.

	December 31, 2023		December 31, 2022
	Quantity	R$ (whole numbers)	Quantity	R$ (whole numbers)
Initial balance	261,920,439	261,920,439.00	261,920,439	261,920,439.00
Issuance new shares	177,977,323	263,004,000.00	—	—
Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination	(439,897,762)	(524,924,439.00)	—	—
Ambipar Participações e Empreendimentos S.A.	39,234,746	841,029,236.14	—	—
PIPE investors	13,323,800	555,892,822.91	—	—
HPX Corp.	1,916,100	6,333,075.86	—	—
Others Investors	955,205	39,852,865.09	—	—
Final balance	55,429,851	1,443,108,000.00	261,920,439	261,920,439.00
Transaction with HPX
On March 3, 2023, the Company completed the transaction with HPX Corp, pursuant to the terms of the Business Combination Agreement entered into on July 5, 2022 by the Company, together with its subsidiaries, Emergência Participações, Ambipar Emergency Response and Ambipar Merger Sub. As a result, Emergência Participações became a wholly owned subsidiary of Ambipar Emergency Response.
Ambipar Emergency Response (AMBI) is classified as a foreign private issuer, emerging growth company and non-accelerated filer with shares listed on the New York Stock Exchange (NYSE American).
The completion of the Transaction involved a capital contribution of R$909.8 million equivalent to US$174.7 million in AMBI, of which: (i) R$48.1 million equivalent to US$9.2 million from the HPX trust account , (ii) R$595.8 million equivalent to US$114.5 million from private investors in the PIPE (Private Investment in Public Equity) structure, (iii) capitalization of R$263.0 million equivalent to US$50.5 million loan that the Emergency had with the Company. As a result, the Company now holds a 70.8% stake in AMBI after the conclusion of the SPAC process.
Accounting impacts
a)    Stock listing expense
The Transaction is not within the scope of IFRS 3/CPC 15 - Business Combination since HPX was a special purpose entity for the acquisition of businesses and did not meet the definition of business by the standard, thus being accounted for in accordance with the standard IFRS 2/CPC 10 – Share-Based Payment. According to this rule, AMBI recognized a single non-cash expense of R$ 100.9 million equivalent to US$19.4 million as a listing expense (Listing Expenses), based on the difference between the value of the AMBI shares issued to HPX shareholders and the fair value of HPX's identifiable net assets. This expense represents the implicit incurred cost of listing AMBI on the NYSE American.

R$
Cost of shares issued to HPX shareholders (1)	146,741
Fair value of Earn-out shares for Ambipar Holding (2)	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501

HPX Assets	48,083
HPX Liabilities	(49,676)
HPX net assets on 3/3/2023	(1,593)

Stock listing expense	100,908

1)    Considering the amount of US$9.89 per share on 02/28/23, date of the EGM approving the transaction and exchange of R$5.2037.
2)    Fair value estimated based on a Monte Carlo simulation model.
b)    Transaction costs
The Company incurred extraordinary expenses of R$18,913 referring to legal, financial, and listing advisors.
c)    Earn-out
As part of the Transaction, the Company is entitled to an additional 11,000,000 AMBI shares, to be issued in 2 tranches of 5,500,000 each in case certain objectives are achieved (“Earn-out”). The first tranche will be granted if the AMBI quotation exceeds US$17.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. The second tranche will be granted if the AMBI quotation exceeds US$20.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. If these objectives are not achieved by March 3, 2026, the Earn-out not awarded will be cancelled.
Earn-out is within the scope of IAS 32/IFRS 9 and was classified as a passive derivative financial instrument of AMBI. The subsequent measurement of fair value has been recognized in the equity transaction account in the Company's shareholders' equity. Earn out fair value is calculated according to a Monte Carlo simulation model at each measurement date, using typical inputs equity markets volatility, the price of AMBI shares and time to expiration. As the pricing inputs vary quarterly, so does the earn out fair value Company reorganization.
In 2021, the Company did a reorganization and had 100% of the capital stock of which held the control of investees: Ambipar Holding USA, Ambipar Holding Canada, Ambipar Holding UK, Ambipar Holding Ireland and Inversiones Disal which were part of the group and resulted in an impact of $326,056 in the Company’s equity.
17.2.Profit reserves
Legal reserve
The legal reserve is set up annually by the allocation of 5% of net income for the year and may not exceed 20% of the Company's capital.
The purpose of the legal reserve is to guarantee that the capital is paid up and it is used solely to offset losses and increase capital.
Unrealized profit reserve
The unrealized profit reserve is represented by undistributed profits, due to equity in earnings not realized in its investees.
17.3.    Earnings per share
As a result of the corporate reorganization of Ambipar Participações e Empreendimentos S.A. that occurred in 2020, the Company presents these consolidated financial statements considering Ambipar Emergency Response as the ultimate parent company of the Group Response since January 1, 2021. The weighted average of the shares used to calculate the earnings per share represents the movement of the shares of Ambipar Emergency Response in the respective exercises.
Basic
Basic earnings per share are calculated by dividing the income attributable to the Company’s shareholders by the weighted average number of shares issued during the year, excluding those shares bought by the Company and held as treasury shares. Any dividends of preferred shares and any premiums paid upon the issue of preferred shares during the year are deducted from the income attributed to the parent company’s shareholders.

Earnings per share	December 31, 2023	December 31, 2022	December 31, 2021
Earnings from operations attributable to shareholders of the parent company	17,176	187,874	138,142
Weightage average number of ordinary shares (basic)	89,844,949	261,920,439	48,615,599

Basic earnings per share (in Reais)	0.1912	0.7173	2.8415
Diluted
Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential ordinary shares. The effects of anti-dilutive potential ordinary shares are ignored in calculating diluted EPS. The company has 16,179,990 warrant shares, potential common shares in circulation, so the diluted basic profit is as follows:

Earnings per share	December 31, 2023	December 31, 2022	December 31, 2021
Earnings from operations attributable to shareholders of the parent company	17,176	187,874	138,142
Weightage average number of ordinary shares (diluted)	103,328,274	261,920,439	48,615,599
Diluted earnings per share (in Reais)	0.1662	0.7173	2.8415
17.4.    Accumulated translation adjustment
It substantially refers to exchange variation on foreign investees and goodwill paid on the acquisition of businesses in other countries, whose functional currencies are different from the Company and its subsidiaries.
17.5.    Capital transaction
On June 28, 2021, Emergências Participações S.A. acquired 100% of the shares of Inversiones Disal Emergencias S.A. (“Inversiones Disal Emergencias”). Inversiones Disal Emergencia is a holding company with a direct interest of 50% on Suatrans Chile S.A. and, after this transaction, the total interest of Ambipar Emergency Response on Suatrans Chile S.A. is 100%.

Response
Inversiones Disal Emergencias
Assets and liabilities acquired at fair value (*)
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(323)
Total identifiable net assets	26,332

Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay	—
Cash paid, net of cash received/receivable	143,425

Determination of goodwill (*)
Total amount of consideration, net	144,430
Total identifiable net assets	(26,332)
Goodwill paid on expected future profitability	118,098

Date of additional acquisition	06/28/2021
Company that acquired control	Emergência Participações S.A.

Value of acquisition	US$ 26,185 (thousand)
Percentage acquired	100%